Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of performance by segment
Schedule of segment results

		2020 $m		2019 $m		2018 $m

	Note	note (i)		note (i)		note (i)
Continuing operations:
Asia
Insurance operations		3,384		2,993		2,646
Asset management		283		283		242
Total Asia		3,667		3,276		2,888

US
Insurance operations		2,787		3,038		2,552
Asset management		9		32		11
Total US		2,796		3,070		2,563
Other income and expenditure:
Investment return and other income		6		50		70
Interest payable on core structural borrowings		(337)		(516)		(547)
Corporate expenditurenote (ii)		(417)		(460)		(490)
Total other income and expenditure		(748)		(926)		(967)
Restructuring and IFRS 17 implementation costsnote (iii)		(208)		(110)		(75)
Adjusted operating profit	B1.3	5,507		5,310		4,409
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(4,841)		(3,203)		(791)
Amortisation of acquisition accounting adjustmentsnote (iv)		(39)		(43)		(61)
Gain (loss) attaching to corporate transactions	D1.1	1,521		(142)		(107)
Profit before tax attributable to shareholders		2,148		1,922		3,450
Tax credit (charge) attributable to shareholders' returns	B3	37		31		(569)
Profit for the year from continuing operations		2,185		1,953		2,881
Loss for the year from discontinued operations		—		(1,161)		1,142
Profit for the year		2,185		792		4,023

Attributable to:
Equity holders of the Company
From continuing operations		2,118		1,944		2,877
From discontinued operations		–		(1,161)		1,142
Non-controlling interests from continuing operations		67		9		4
		2,185		792		4,023

Basic earnings per share (in cents)		2020		2019		2018

	Note	note (i)		note (i)		note (i)
Based on adjusted operating profit , net of tax, from continuing operations	B4	175.5	¢	175.0	¢	145.2	¢
Based on profit for the year from continuing operations	B4	81.6	¢	75.1	¢	111.7	¢
Based on profit (loss) for the year from discontinued operations	B4	—		(44.8)	¢	44.3	¢

Notes

(i)

Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.

(ii)	Corporate expenditure as shown above is primarily for head office functions in London and Hong Kong.
(iii)	Restructuring and IFRS 17 implementation costs include those incurred in the US operations of $(46) million (2019: $(7) million; 2018: $(29) million).
(iv)	Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012.

Schedules of short-term fluctuations in investment returns on shareholder-backed business

	2020 $m	2019 $m	2018 $m
Asia operationsnote (i)	(607)	657	(684)
US operationsnote (ii)	(4,262)	(3,757)	(134)
Other operations	28	(103)	27
Total	(4,841)	(3,203)	(791)

(i)     Asia operations

In Asia, the short-term fluctuations reflect the net value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the year. In 2020, falling interest rates in certain parts of Asia led to lower discount rates on policyholder liabilities under the local reserving basis applied, which were not fully offset by unrealised bond and equity gains in the year and this led to the overall negative short-term investment fluctuations in Asia.

(ii)    US operations

The short-term fluctuations in investment returns in the US are reported net of the related charge for amortisation of deferred acquisition costs (DAC) credit of $812 million as shown in note C4.2 (2019: credit of $1,248 million; 2018: debit of $(152) million) and comprise amounts in respect of the following items:

	2020 $m	2019 $m	2018 $m
Net equity hedge resultnote (a)	(6,334)	(4,582)	(78)
Other than equity-related derivativesnote (b)	1,682	678	(85)
Debt securitiesnote (c)	474	156	(42)
Equity-type investments: actual less longer-term return	(40)	18	51
Other items	(44)	(27)	20
Total net of related DAC amortisation	(4,262)	(3,757)	(134)

Notes

(a)

The purpose of the inclusion of the net equity hedge result in short-term fluctuations in investment returns is to segregate the amount included within pre-tax profit that relates to the accounting effect of market movements on both the value of guarantees in Jackson’s products including variable annuities and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in short-term fluctuations in investment returns is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures or ASC Topic 944, Financial Services – Insurance depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under ASC Topic 820 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in short-term fluctuations in investment returns to match the corresponding movement in the guarantee liability. Other guarantee fees are included in adjusted operating profit, which in 2020 were $704 million (2019: $699 million; 2018: $657 million), pre-tax and net of related DAC amortisation. As the Group applies US GAAP for the measured value of the product guarantees, the net equity hedge result also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

-	The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;
-	The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and
-	Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result can be summarised as follows:

	2020 $m	2019 $m	2018 $m
Fair value movements on equity hedge instruments*	(5,219)	(5,314)	399
Accounting value movements on the variable and fixed index annuity guarantee liabilities*	(2,030)	(22)	(1,194)
Fee assessments net of claim payments	915	754	717
Total net of related DAC amortisation	(6,334)	(4,582)	(78)

The value movements on the variable annuity guarantees and fixed indexed annuity options and the derivative instruments held to manage their equity exposures are discussed in Explanation of Performance and Other Financial Measures.

(b)  The fluctuations for other than equity-related derivatives comprise the net effect of:

-	Fair value movements on free-standing, other than equity-related derivatives;
-	Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and
-	Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)  Short-term fluctuations related to debt securities is analysed below:

	2020 $m	2019 $m	2018 $m
Credits (charges) in the year:
Losses on sales of impaired and deteriorating bonds	(148)	(28)	(6)
Bond write-downs	(32)	(15)	(5)
Recoveries/reversals	1	1	25
Total credits (charges) in the year	(179)	(42)	14
Risk margin allowance deducted from adjusted operating profit*	92	109	104
	(87)	67	118
Interest-related realised gains (losses):
Gains (losses) arising in the year†	724	220	(12)
Amortisation of gains and losses arising in current and prior years to adjusted operating profit	(168)	(129)	(155)
	556	91	(167)
Related amortisation of DAC	5	(2)	7
Total short-term fluctuations related to debt securities net of related DAC amortisation	474	156	(42)

The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted operating profit with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted operating profit of Jackson for 2020 is based on an average annual risk margin reserve of 18 basis points (2019: 17 basis points; 2018: 18 basis points) on average book values of $51.7 billion (2019: $62.6 billion; 2018: $57.1 billion) as shown below:

Schedule of average annual risk margin reserve

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	2020			2019			2018
			Annual			Annual			Annual
	Average		expected	Average		expected	Average		expected
	book value	RMR	loss	book value	RMR	loss	book value	RMR	loss
	$m	%	$m	$m	%	$m	$m	%	$m
A3 or higher	32,541	0.10	(31)	38,811	0.10	(38)	29,982	0.10	(31)
Baa1, 2 or 3	17,513	0.24	(42)	22,365	0.24	(53)	25,814	0.21	(55)
Ba1, 2 or 3	1,314	0.75	(10)	1,094	0.85	(9)	1,042	0.98	(10)
B1, 2 or 3	206	2.36	(5)	223	2.56	(6)	289	2.64	(8)
Below B3	108	3.36	(4)	75	3.39	(3)	11	3.69	—
Total	51,682	0.18	(92)	62,568	0.17	(109)	57,138	0.18	(104)

Related amortisation of DAC			12			19			22
Risk margin reserve charge to adjusted operating profit for longer-term credit-related losses†			(80)			(90)			(82)

†Excluding the realised gains that are part of the gain arising in respect of the reinsured Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.

Schedule of equity-type securities

	2020			2019			2018
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	4.8	% to	5.8%	5.5	% to	6.7%	6.7	% to	7.2%
Other equity-type securities such as investments in limited partnerships and private equity funds	6.8	% to	7.8%	7.5	% to	8.7%	8.7	% to	9.2%

Schedule of segmental income statements

	2020 $m
			Total	Unallocated	Group
	Asia	US	segment	to a segment	total
Gross premiums earned	23,341	19,026	42,367	154	42,521
Outward reinsurance premiumsnote (i)	(1,615)	(30,584)	(32,199)	(10)	(32,209)
Earned premiums, net of reinsurance	21,726	(11,558)	10,168	144	10,312
Other incomenote (ii)	609	55	664	6	670
Total external revenuenotes (iii),(iv)	22,335	(11,503)	10,832	150	10,982
Intra-group revenue	—	37	37	(37)	—
Interest incomenote (v)	1,961	2,380	4,341	36	4,377
Other investment returnnote B1.5	11,755	28,849	40,604	10	40,614
Total revenue, net of reinsurance	36,051	19,763	55,814	159	55,973
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote C3.1	(28,488)	(19,617)	(48,105)	(100)	(48,205)
Acquisition costs and other operating expenditurenote B2	(3,989)	(821)	(4,810)	(671)	(5,481)
Interest on core structural borrowings	—	(21)	(21)	(316)	(337)
Loss attaching to corporate transactionsnote D1.1	—	(18)	(18)	(30)	(48)
Total charges, net of reinsurance and loss on disposal of businesses	(32,477)	(20,477)	(52,954)	(1,117)	(54,071)
Share of profit from joint ventures and associates, net of related tax	517	—	517	—	517
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	4,091	(714)	3,377	(958)	2,419
Tax charge attributable to policyholders’ returns	(271)	—	(271)	—	(271)
Profit (loss) before tax attributable to shareholders’ returns	3,820	(714)	3,106	(958)	2,148

Analysis of profit (loss) before tax attributable to shareholders' returns:
Profit for the year	3,382	(247)	3,135	(950)	2,185
Tax attributable to shareholders	438	(467)	(29)	(8)	(37)
Profit (loss) before tax	3,820	(714)	3,106	(958)	2,148
Short-term fluctuations in investment returns on shareholder-backed business	607	4,262	4,869	(28)	4,841
Amortisation of acquisition accounting adjustments	5	34	39	—	39
(Gain) loss attaching to corporate transactionsnote D1.1	(765)	(786)	(1,551)	30	(1,521)
Adjusted operating profit (loss)	3,667	2,796	6,463	(956)	5,507

	2019 $m
			Total	Unallocated	Group
	Asia	US	segment	to a segment	total
Gross premiums earned	23,757	21,209	44,966	98	45,064
Outward reinsurance premiums	(1,108)	(467)	(1,575)	(8)	(1,583)
Earned premiums, net of reinsurance	22,649	20,742	43,391	90	43,481
Other incomenote (ii)	548	61	609	91	700
Total external revenuenotes (iii),(iv)	23,197	20,803	44,000	181	44,181
Intra-group revenue	—	34	34	(34)	—
Interest incomenote (v)	1,569	2,971	4,540	67	4,607
Other investment returnnote B1.5	13,406	31,623	45,029	(81)	44,948
Total revenue, net of reinsurance	38,172	55,431	93,603	133	93,736
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurancenote C3.1	(29,119)	(54,734)	(83,853)	(52)	(83,905)
Acquisition costs and other operating expenditurenote B2	(5,157)	(1,402)	(6,559)	(724)	(7,283)
Interest on core structural borrowings	—	(20)	(20)	(496)	(516)
Gain (loss) attaching to corporate transactionsnote D1.1	265	—	265	(407)	(142)
Total charges, net of reinsurance and gain on disposal of business	(34,011)	(56,156)	(90,167)	(1,679)	(91,846)
Share of profit from joint ventures and associates, net of related tax	397	—	397	—	397
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	4,558	(725)	3,833	(1,546)	2,287
Tax charge attributable to policyholders’ returns	(365)	—	(365)	—	(365)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	4,193	(725)	3,468	(1,546)	1,922

Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	3,725	(380)	3,345	(1,392)	1,953
Tax attributable to shareholders	468	(345)	123	(154)	(31)
Profit (loss) before tax	4,193	(725)	3,468	(1,546)	1,922
Short-term fluctuations in investment returns on shareholder-backed business	(657)	3,757	3,100	103	3,203
Amortisation of acquisition accounting adjustments	5	38	43	—	43
(Gain) loss attaching to corporate transactionsnote D1.1	(265)	—	(265)	407	142
Adjusted operating profit (loss)	3,276	3,070	6,346	(1,036)	5,310

	2018 $m
			Total	Unallocated	Group
	Asia	US	segment	to a segment	total
				note (vii)
Gross premiums earned	21,989	23,573	45,562	52	45,614
Outward reinsurance premiums	(768)	(412)	(1,180)	(3)	(1,183)
Earned premiums, net of reinsurance	21,221	23,161	44,382	49	44,431
Other incomenote (ii)	412	67	479	52	531
Total external revenenote (iii),(iv)	21,633	23,228	44,861	101	44,962
Intra-group revenue	56	67	123	(123)	—
Interest incomenote (v)	1,450	2,692	4,142	68	4,210
Other investment returnnote B1.5	(4,326)	(9,085)	(13,411)	84	(13,327)
Total revenue, net of reinsurance	18,813	16,902	35,715	130	35,845
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(11,664)	(11,736)	(23,400)	(26)	(23,426)
Acquisition costs and other operating expenditurenote B2	(5,162)	(2,773)	(7,935)	(592)	(8,527)
Interest on core structural borrowings	—	(20)	(20)	(527)	(547)
Loss attaching to corporate transactionsnote D1.1	(15)	(51)	(66)	(41)	(107)
Total charges, net of reinsurance and gain (loss) on disposal of businesses	(16,841)	(14,580)	(31,421)	(1,186)	(32,607)
Share of profit from joint ventures and associates, net of related tax	319	—	319	—	319
Profit (loss) before tax (being tax attributable to shareholders’ and policyholders’ returns)	2,291	2,322	4,613	(1,056)	3,557
Tax charge attributable to policyholders’ returns	(107)	—	(107)	—	(107)
Profit (loss) before tax attributable to shareholders’ returns from continuing operations	2,184	2,322	4,506	(1,056)	3,450

Analysis of profit (loss) before tax attributable to shareholders’ returns from continuing operations:
Profit for the year from continuing operations	1,815	1,982	3,797	(916)	2,881
Tax attributable to shareholders	369	340	709	(140)	569
Profit (loss) before tax	2,184	2,322	4,506	(1,056)	3,450
Short-term fluctuations in investment returns on shareholder-backed business	684	134	818	(27)	791
Amortisation of acquisition accounting adjustments	5	56	61	—	61
Loss attaching to corporate transactionsnote D1.1	15	51	66	41	107
Adjusted operating profit (loss)	2,888	2,563	5,451	(1,042)	4,409

Notes

(i)

In 2020, outward reinsurance premiums include $(30,156) million in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd.

(ii)

Included within other income is revenue from the Group’s continuing asset management business of $505 million (2019: $453 million; 2018: $287 million). The remaining other income consists primarily of policy fee income from external customers.

(iii)

In Asia, external revenue from no one individual market exceeds 10 per cent of the Group total, excluding Athene's reinsurance premium of $30,156 million, except for Hong Kong in 2020, 2019 and 2018 and Singapore in both 2020 and 2019. Total external revenue of Hong Kong is $9,232 million (2019: $9,821 million; 2018: $10,307 million) and Singapore is $5,505 million (2019: $4,401 million).

(iv)	Due to the nature of the business of the Group, there is no reliance on any major customers.
(v)

Interest income includes $2,197 million (2019:  $2,817 million; 2018:  $2,585 million) in respect of financial assets not at fair value through profit and loss, of which $1 million (2019: $4 million; 2018: $5 million) is accrued in respect of impaired securities.

(vi)

In October 2018, Jackson entered into a 100 per cent reinsurance agreement with John Hancock Life Insurance Company (John Hancock USA) to acquire a closed block of group pay-out annuity business. The transaction resulted in an addition to gross premiums earned of $5.0 billion and a corresponding increase in benefits and claims of $5.5 billion for the increase in policyholder liabilities and a decrease in other operating expenditure for negative ceding commissions of $0.5 billion at the inception of the contract. There was no material impact on adjusted operating profit or total profit as a result of the transaction.

Schedule of other investment return

	2020 $m	2019 $m	2018 $m
Realised and unrealised gains (losses) on securities at fair value through profit or loss	40,070	49,809	(14,867)
Realised and unrealised (losses) gains on derivatives at fair value through profit or loss	(3,691)	(5,825)	705
Realised gains on available-for-sale securities, including impairment previously recognised in other comprehensive income*	3,371	185	15
Realised gains (losses) on loans	43	(3)	(1)
Dividends	1,249	1,000	740
Other investment (loss) income	(428)	(218)	81
Other investment return	40,614	44,948	(13,327)

*Included in realised gains on available-for-sale securities is $2,817 million arising upon derecognition of debt securities held by Jackson related to the reinsurance of fixed and fixed index annuities to Athene. These gains are excluded from adjusted operating profit and are recognised in the results  of the corporate transaction as discussed in note D1.1.

Schedule of additional analysis of performance by segment

(a) Asia

	2020 $m				2019 $m	2018 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	21,726	—	—	21,726	22,649	21,221
Other income	192	417	—	609	548	412
Total external revenue	21,918	417	—	22,335	23,197	21,633
Intra-group revenue	1	164	(165)	—	—	56
Interest income	1,956	5	—	1,961	1,569	1,450
Other investment return	11,729	26	—	11,755	13,406	(4,326)
Total revenue, net of reinsurance	35,604	612	(165)	36,051	38,172	18,813
Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(28,488)	—	—	(28,488)	(29,119)	(11,664)
Acquisition costs and other expenditurenote B2	(3,708)	(446)	165	(3,989)	(5,157)	(5,162)
Gain (loss) attaching to corporate transactionsnote D1.1	—	—	—	—	265	(15)
Total charges, net of reinsurance and gain (loss) attaching to corporate transactions	(32,196)	(446)	165	(32,477)	(34,011)	(16,841)
Share of profit from joint ventures and associates, net of related tax	400	117	—	517	397	319
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	3,808	283	—	4,091	4,558	2,291
Tax charge attributable to policyholders’ returns	(271)	—	—	(271)	(365)	(107)
Profit before tax attributable to shareholders' returns	3,537	283	—	3,820	4,193	2,184

Analysis of profit before tax:
Profit before tax attributable to shareholders	3,537	283	—	3,820	4,193	2,184
Short-term fluctuations in investment returns on shareholder-backed business	607	—	—	607	(657)	684
Amortisation of acquisition accounting adjustments	5	—	—	5	5	5
(Gain) loss attaching to corporate transactionsnote D1.1	(765)	—	—	(765)	(265)	15
Adjusted operating profit	3,384	283	—	3,667	3,276	2,888

(b) US

	2020 $m				2019 $m	2018 $m
		Asset
	Insurance	management	Eliminations	Total	Total	Total
Earned premiums, net of reinsurance	(11,558)	—	—	(11,558)	20,742	23,161
Other income	4	51	—	55	61	67
Total external revenue	(11,554)	51	—	(11,503)	20,803	23,228
Intra-group revenue	—	115	(78)	37	34	67
Interest income	2,380	—	—	2,380	2,971	2,692
Other investment return	28,848	1	—	28,849	31,623	(9,085)
Total revenue, net of reinsurance	19,674	167	(78)	19,763	55,431	16,902
Benefits and claims net of reinsurance	(19,617)	—	—	(19,617)	(54,734)	(11,736)
Acquisition costs and other operating expenditure	(741)	(158)	78	(821)	(1,402)	(2,773)
Interest on core structural borrowings	(21)	—	—	(21)	(20)	(20)
Loss attaching to corporate transactionsnote D1.1	(18)	—	—	(18)	—	(51)
Total charges, net of reinsurance and loss on disposal of businesses	(20,397)	(158)	78	(20,477)	(56,156)	(14,580)
(Loss) profit before tax	(723)	9	—	(714)	(725)	2,322

Analysis of profit (loss) before tax:
Profit (loss) before tax attributable to shareholders	(723)	9	—	(714)	(725)	2,322
Short-term fluctuations in investment returns on shareholder-backed business	4,262	—	—	4,262	3,757	134
Amortisation of acquisition accounting adjustments	34	—	—	34	38	56
(Gain) loss attaching to corporate transactionsnote D1.1	(786)	—	—	(786)	—	51
Adjusted operating profit	2,787	9	—	2,796	3,070	2,563